Balance sheets - AUD ($) $ in Millions		Sep. 30, 2022	Sep. 30, 2021
Assets
Cash and balances with central banks		$ 105,257	$ 71,353
Collateral paid		6,216	4,232
Trading securities and financial assets measured at fair value through income statement (FVIS)		24,332	21,101
Derivative financial instruments		41,283	19,353
Investment securities		76,465	83,417
Loans		739,647	709,784
Other financial assets		5,626	6,394
Current tax assets		16	31
Investment in associates		37	58
Property and equipment		2,429	2,853
Deferred tax assets		1,754	2,437
Intangible assets		10,327	10,109
Other assets		734	567
Assets held for sale		75	4,188
Total assets	[1]	1,014,198	935,877
Liabilities
Collateral received		6,371	2,368
Deposits and other borrowings		659,129	626,955
Other financial liabilities		56,360	50,309
Derivative financial instruments		39,568	18,059
Debt issues		144,868	128,779
Current tax liabilities		219	71
Provisions		2,950	3,571
Deferred tax liabilities			90
Other liabilities		2,938	3,679
Liabilities held for sale		32	837
Total liabilities excluding loan capital	[1]	912,435	834,718
Loan capital		31,254	29,067
Total liabilities	[1]	943,689	863,785
Net assets		70,509	72,092
Share capital:
Ordinary share capital		39,666	41,601
Treasury shares		(655)	(606)
Reserves		2,378	2,227
Retained profits		29,063	28,813
Total equity attributable to owners of WBC		70,452	72,035
NCI		57	57
Total shareholders' equity and NCI		70,509	72,092
Parent Entity
Assets
Cash and balances with central banks		95,182	62,754
Collateral paid		6,179	4,055
Trading securities and financial assets measured at fair value through income statement (FVIS)		22,417	18,779
Derivative financial instruments		41,127	19,127
Investment securities		70,176	77,863
Loans		651,717	618,413
Other financial assets		5,228	5,486
Current tax assets		4	22
Due from subsidiaries	[1]	54,185	47,262
Investment in subsidiaries		9,790	6,287
Investment in associates		33	34
Property and equipment		2,028	2,386
Deferred tax assets		1,646	2,093
Intangible assets		8,881	8,530
Other assets		668	499
Assets held for sale			1,015
Total assets	[1]	969,261	874,605
Liabilities
Collateral received		6,299	2,189
Deposits and other borrowings		586,745	550,187
Other financial liabilities		52,352	47,263
Derivative financial instruments		39,458	17,889
Debt issues		122,339	108,210
Current tax liabilities		160	15
Due to subsidiaries	[1]	58,343	50,732
Provisions		2,705	3,254
Deferred tax liabilities			0
Other liabilities		2,343	2,990
Liabilities held for sale			10
Total liabilities excluding loan capital	[1]	870,744	782,739
Loan capital		30,734	29,067
Total liabilities	[1]	901,478	811,806
Net assets		67,783	62,799
Share capital:
Ordinary share capital		39,666	41,601
Treasury shares		(713)	(664)
Reserves		2,388	2,148
Retained profits		26,442	19,714
Total equity attributable to owners of WBC		67,783	62,799
Total shareholders' equity and NCI		$ 67,783	$ 62,799

[1]	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.